CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31,
	2019	2018
Cash and cash equivalents at banks and on hand in:
Russian Rubles	27,749	17,012
US Dollars	1,014	4,873
Euro	2,751	2,073
Ukraine Hryvna	224	1,548
Turkmenian Manat	419	721
Other	844	954
Short-term deposits with an original maturity of less than 92 days:
Russian Rubles	4,859	52,764
Ukraine Hryvna	206	3,215
Euro	—	915
Other	4	—
Total cash and cash equivalents	38,070	84,075